Property, plant and equipment, net (Tables)	3 Months Ended
Mar. 31, 2019
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	3/31/2019	12/31/2018 (1)
	(€ in thousands)
Land, buildings and leasehold improvements	21,772	17,085
Plant and machinery (2018: includes assets under finance lease)	8,713	9,072
Other facilities, factory and office equipment	1,742	1,502
Assets under construction and prepayments made	28	16
Total	32,255	27,675
Thereof pledged assets of Property, Plant and Equipment	7,015	6,691
Leased assets included in Property, Plant and Equipment:	189	357
Printers leased to customers under operating lease	189	208
Other factory equipment	--	149

(1)The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.